Material Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Impairment of vessels
Annual escalation factor for operating expenses (as a percent)	1.00%
Discount rate used to estimate future cash flows	8.06%	7.88%
Vessels
Impairment of vessels
Property, plant and equipment and right-of-use assets	$ 1,163,002		$ 1,398,232